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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

      INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
    SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended June 30, 2005.

--------------------------------------------------------------------------------
                (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here: [ ]

     Michael J. Puzo
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

     Hemenway & Barnes    60 State Street   Boston,     MA        02109
--------------------------------------------------------------------------------
Business Address          (Street)          (City)      (State)   (Zip)

     (617) 227-7940
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

----------------------------------- ATTENTION ----------------------------------

   Intentional misstatements or omissions of facts constitute Federal Criminal
              Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

--------------------------------------------------------------------------------

  The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this
   Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 12th day of August, 2005.

                                    Michael J. Puzo
                                    --------------------------------------------
                                    (Name of Institutional Investment Manager)


                                    --------------------------------------------
                                    (Manual Signature of Person Duly Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                           13F File No.:     Name:                            13F File No.:
1. Brian C. Broderick (12)*     28-11136          6. Kurt F. Somerville (32)*      28-10379
-----------------------------   ---------------   ------------------------------   ----------------
2. Timothy F. Fidgeon           28-06169          7.
-----------------------------   ---------------   ------------------------------   ----------------
3. Roy A. Hammer                28-5798           8.
-----------------------------   ---------------   ------------------------------   ----------------
4. Stephen W. Kidder (35)*      28-11134          9.
-----------------------------   ---------------   ------------------------------   ----------------
5. Lawrence T. Perera           28-06167          10.
-----------------------------   ---------------   ------------------------------   ----------------

----------
* Refers to manager number on attached detail in Item 7.

                                                                         PAGE: 1
AS OF:   JUNE 30, 2005             FORM 13F   SEC FILE # MICHAEL J PUZO\28-06165

                                                                                           ITEM 6:                     ITEM 8:
                                                                              ITEM 5:     INVESTMENT               VOTING AUTHORITY
                                                      ITEM 3:     ITEM 4:    SHARES OR    DISCRETION             -------------------
          ITEM 1:                     ITEM 2:          CUSIP    FAIR MARKET  PRINCIPAL  -------------   ITEM 7:   (A)     (B)    (C)
       NAME OF ISSUER             TITLE OF CLASS       NUMBER      VALUE       AMOUNT   (A)  (B)  (C)  MANAGERS  SOLE   SHARED  NONE
----------------------------  ---------------------  ---------  -----------  ---------  ---  ---  ---  --------  ----  -------  ----
ABBOTT LABS                   COMMON STOCK           002824100       301412       6150             xx                     4650
                                                                                                   xx     35              1500

ALBERTO CULVER CO             COMMON STOCK           013068101      1257653      29025             xx                     2925
                                                                                                   xx     12              1400
                                                                                                   xx     32               300
                                                                                                   xx     35             24400

AMAZON NOTE CONV SUB DEB      CONV. CORPORATE BONDS  023135AF3      3523600    3680000             xx                   820000
                                                                                                   xx     12            430000
                                                                                                   xx     32            440000
                                                                                                   xx     35           1990000

AMGEN INC.                    COMMON STOCK           031162100      3198092      52896             xx                    20048
                                                                                                   xx     12              2760
                                                                                                   xx     32             13100
                                                                                                   xx     35             16988

ANALOG DEVICES, INC.          COMMON STOCK           032654105      2334114      62560             xx                    18550
                                                                                                   xx     12              4800
                                                                                                   xx     32             10200
                                                                                                   xx     35             29010

APTARGROUP INC.               COMMON STOCK           038336103      2350110      46262             xx                     9750
                                                                                                   xx     12              3150
                                                                                                   xx     32              8700
                                                                                                   xx     35             24662

AUTOMATIC DATA PROCESSING     COMMON STOCK           053015103      1666629      39710             xx                    21450
                                                                                                   xx     12              1860
                                                                                                   xx     32             14800
                                                                                                   xx     35              1600

AVERY DENNISON CORP.          COMMON STOCK           053611109       667296      12600             xx                     3000
                                                                                                   xx     12              1000
                                                                                                   xx     32               700
                                                                                                   xx     35              7900

                                                                         PAGE: 2
AS OF:   JUNE 30, 2005             FORM 13F   SEC FILE # MICHAEL J PUZO\28-06165

                                                                                           ITEM 6:                     ITEM 8:
                                                                              ITEM 5:     INVESTMENT               VOTING AUTHORITY
                                                      ITEM 3:     ITEM 4:    SHARES OR    DISCRETION             -------------------
          ITEM 1:                     ITEM 2:          CUSIP    FAIR MARKET  PRINCIPAL  -------------   ITEM 7:   (A)     (B)    (C)
       NAME OF ISSUER             TITLE OF CLASS       NUMBER      VALUE       AMOUNT   (A)  (B)  (C)  MANAGERS  SOLE   SHARED  NONE
----------------------------  ---------------------  ---------  -----------  ---------  ---  ---  ---  --------  ----  -------  ----
AVON PRODUCTS INC.            COMMON STOCK           054303102       588492      15548             xx                    15548

B P PLC ADR                   COMMON STOCK           055622104      4224748      67726             xx                    25780
                                                                                                   xx     12              8105
                                                                                                   xx     32             22545
                                                                                                   xx     35             11296

BARRICK GOLD CORP             COM                    067901108       396726      15850             xx     35             15850

BEA SYSTEMS INC.              CORPORATE BONDS        073325AD4      3635531    3705000             xx                   960000
                                                                                                   xx     12            435000
                                                                                                   xx     32            635000
                                                                                                   xx     35           1675000

BERKSHIRE HATHAWAY INC.       CLASS B                084670207       801648        288             xx                      240
                                                                                                   xx     12                 6
                                                                                                   xx     32                42

BIOMET INC.                   COMMON STOCK           090613100      1365149      39421             xx                     8325
                                                                                                   xx     12              3910
                                                                                                   xx     32              7000
                                                                                                   xx     35             20186

BRISTOL-MYERS SQUIBB CO.      COMMON STOCK           110122108       616506      24680             xx                    10900
                                                                                                   xx     32             12580
                                                                                                   xx     35              1200

CANADIAN NATIONAL RAILWAY     COMMON STOCK           136375102      1852006      32125             xx                    12065
CO.                                                                                                xx     12              3485
                                                                                                   xx     32              7300
                                                                                                   xx     35              9275

CHIQUITA BRANDS INTL INC.     COMMON STOCK           170032809       593136      21600             xx                     4800
                                                                                                   xx     35             16800

                                                                         PAGE: 3
AS OF:   JUNE 30, 2005             FORM 13F   SEC FILE # MICHAEL J PUZO\28-06165

                                                                                           ITEM 6:                     ITEM 8:
                                                                              ITEM 5:     INVESTMENT               VOTING AUTHORITY
                                                      ITEM 3:     ITEM 4:    SHARES OR    DISCRETION             -------------------
          ITEM 1:                     ITEM 2:          CUSIP    FAIR MARKET  PRINCIPAL  -------------   ITEM 7:   (A)     (B)    (C)
       NAME OF ISSUER             TITLE OF CLASS       NUMBER      VALUE       AMOUNT   (A)  (B)  (C)  MANAGERS  SOLE   SHARED  NONE
----------------------------  ---------------------  ---------  -----------  ---------  ---  ---  ---  --------  ----  -------  ----
CISCO SYS INC.                COMMON STOCK           17275R102       621092      32552             xx                     8004
                                                                                                   xx     12              2648
                                                                                                   xx     32             19300
                                                                                                   xx     35              2600

COGNEX                        COMMON STOCK           192422103       206901       7900             xx                     4000
                                                                                                   xx     12               900
                                                                                                   xx     32              2700
                                                                                                   xx     35               300

COLGATE PALMOLIVE CO.         COMMON STOCK           194162103       320173       6415             xx                     2600
                                                                                                   xx     32              3015
                                                                                                   xx     35               800

DOW CHEMICAL CO.              COMMON STOCK           260543103       249368       5600             xx                     3800
                                                                                                   xx     32              1800

DOW JONES & CO. INC.          COMMON STOCK           260561105      1676785      47300             xx                    46900
                                                                                                   xx     32               400

DOW JONES & CO. INC.          CLASS B (RESTRICTED)   260561204       831303      23450             xx                    23450

E I DU PONT DE NEMOURS & CO.  COMMON STOCK           263534109       425068       9883             xx                     2261
                                                                                                   xx     12              2982
                                                                                                   xx     32              4640

E M C CORP.                   COMMON STOCK           268648102       985475      71880             xx                    33600
                                                                                                   xx     12              6180
                                                                                                   xx     32             28500
                                                                                                   xx     35              3600

EMERSON ELECTRIC CO.          COMMON STOCK           291011104      2129420      34000             xx                    12215
                                                                                                   xx     12              5035
                                                                                                   xx     32              9600
                                                                                                   xx     35              7150

                                                                         PAGE: 4
AS OF:   JUNE 30, 2005             FORM 13F   SEC FILE # MICHAEL J PUZO\28-06165

                                                                                           ITEM 6:                     ITEM 8:
                                                                              ITEM 5:     INVESTMENT               VOTING AUTHORITY
                                                      ITEM 3:     ITEM 4:    SHARES OR    DISCRETION             -------------------
          ITEM 1:                     ITEM 2:          CUSIP    FAIR MARKET  PRINCIPAL  -------------   ITEM 7:   (A)     (B)    (C)
       NAME OF ISSUER             TITLE OF CLASS       NUMBER      VALUE       AMOUNT   (A)  (B)  (C)  MANAGERS  SOLE   SHARED  NONE
----------------------------  ---------------------  ---------  -----------  ---------  ---  ---  ---  --------  ----  -------  ----
ENCANA                        COMMON STOCK           292505104      3164350      79928             xx                    32450
                                                                                                   xx     12              8920
                                                                                                   xx     32             20000
                                                                                                   xx     35             18558

EXXON MOBIL CORP.             COMMON STOCK           30231G102      3112690      54162             xx                    15775
                                                                                                   xx     12             12905
                                                                                                   xx     32             21432
                                                                                                   xx     35              4050

FUEL CELL ENERGY INC.         COMMON STOCK           35952H106       262703      25730             xx                    12750
                                                                                                   xx     12              2380
                                                                                                   xx     32             10400
                                                                                                   xx     35               200

GENERAL ELECTRIC CO.          COMMON STOCK           369604103      3322277      95881             xx                    35821
                                                                                                   xx     12             19300
                                                                                                   xx     32             30800
                                                                                                   xx     35              9960

GILLETTE COMPANY              COMMON STOCK           375766102       480985       9500             xx     12              9500

HEWLETT-PACKARD CO.           COMMON STOCK           428236103       210697       8962             xx                     2500
                                                                                                   xx     32              5362
                                                                                                   xx     35              1100

INTEL CORPORATION             COMMON STOCK           458140100      4325435     166235             xx                    71437
                                                                                                   xx     12             12900
                                                                                                   xx     32             44300
                                                                                                   xx     35             37598

IVAX CORP                     CORPORATE BONDS        465823AG7      3955088    3965000             xx                   970000
                                                                                                   xx     12            325000
                                                                                                   xx     32            695000
                                                                                                   xx     35           1975000

                                                                         PAGE: 5
AS OF:   JUNE 30, 2005             FORM 13F   SEC FILE # MICHAEL J PUZO\28-06165

                                                                                           ITEM 6:                     ITEM 8:
                                                                              ITEM 5:     INVESTMENT               VOTING AUTHORITY
                                                      ITEM 3:     ITEM 4:    SHARES OR    DISCRETION             -------------------
          ITEM 1:                     ITEM 2:          CUSIP    FAIR MARKET  PRINCIPAL  -------------   ITEM 7:   (A)     (B)    (C)
       NAME OF ISSUER             TITLE OF CLASS       NUMBER      VALUE       AMOUNT   (A)  (B)  (C)  MANAGERS  SOLE   SHARED  NONE
----------------------------  ---------------------  ---------  -----------  ---------  ---  ---  ---  --------  ----  -------  ----
JEFFERSON-PILOT CORP.         COMMON STOCK           475070108      3677383      72935             xx                    27546
                                                                                                   xx     12              7555
                                                                                                   xx     32             22947
                                                                                                   xx     35             14887

JOHNSON & JOHNSON             COMMON STOCK           478160104      5533905      85137             xx                    32337
                                                                                                   xx     12             12099
                                                                                                   xx     32             24630
                                                                                                   xx     35             16071

KOPIN                         COMMON STOCK           500600101       232560      45600             xx                    17600
                                                                                                   xx     12              6800
                                                                                                   xx     35             21200

LIFELINE SYS. INC.            COMMON STOCK           532192101       502678      15650             xx                      500
                                                                                                   xx     35             15150

ELI LILLY & CO.               COMMON STOCK           532457108       245124       4400             xx     12              1600
                                                                                                   xx     32              2800

MERCK & CO. INC.              COMMON STOCK           589331107      1755754      57005             xx                    22945
                                                                                                   xx     12              6910
                                                                                                   xx     32             18100
                                                                                                   xx     35              9050

MICROSOFT CORP.               COMMON STOCK           594918104      1667683      67137             xx                    16271
                                                                                                   xx     12              2900
                                                                                                   xx     32             35200
                                                                                                   xx     35             12766

NOKIA CORP. ADR A             COMMON STOCK           654902204      1181690      71015             xx                    17825
                                                                                                   xx     12              4440
                                                                                                   xx     32             12300
                                                                                                   xx     35             36450

                                                                         PAGE: 6
AS OF:   JUNE 30, 2005             FORM 13F   SEC FILE # MICHAEL J PUZO\28-06165

                                                                                           ITEM 6:                     ITEM 8:
                                                                              ITEM 5:     INVESTMENT               VOTING AUTHORITY
                                                      ITEM 3:     ITEM 4:    SHARES OR    DISCRETION             -------------------
          ITEM 1:                     ITEM 2:          CUSIP    FAIR MARKET  PRINCIPAL  -------------   ITEM 7:   (A)     (B)    (C)
       NAME OF ISSUER             TITLE OF CLASS       NUMBER      VALUE       AMOUNT   (A)  (B)  (C)  MANAGERS  SOLE   SHARED  NONE
----------------------------  ---------------------  ---------  -----------  ---------  ---  ---  ---  --------  ----  -------  ----
ORACLE CORP                   COMMON STOCK           68389X105       674177      51074             xx                     7450
                                                                                                   xx     12              5400
                                                                                                   xx     32             12200
                                                                                                   xx     35             26024

PEPSICO INC.                  COMMON STOCK           713448108      1639688      30404             xx                     5460
                                                                                                   xx     12              2244
                                                                                                   xx     32             13700
                                                                                                   xx     35              9000

PFIZER INC.                   COMMON STOCK           717081103      1104910      40062             xx                     9100
                                                                                                   xx     12             12575
                                                                                                   xx     32              7187
                                                                                                   xx     35             11200

PROCTER & GAMBLE CO.          COMMON STOCK           742718109      2110000      40000             xx                     9400
                                                                                                   xx     12              9500
                                                                                                   xx     32             11400
                                                                                                   xx     35              9700

SCHLUMBERGER LTD              COMMON STOCK           806857108       341730       4500             xx                     2000
                                                                                                   xx     12               300
                                                                                                   xx     32              2200

J M SMUCKER CO NEW            COMMON STOCK           832696405      2393001      50980             xx                    12650
                                                                                                   xx     12              4410
                                                                                                   xx     32             11300
                                                                                                   xx     35             22620

SNAP ON INC                   COMMON STOCK           833034101       209230       6100             xx                     2600
                                                                                                   xx     35              3500

SONOSITE INC                  COMMON STOCK           83568G104       869120      28000             xx                     2800
                                                                                                   xx     12              1700
                                                                                                   xx     35             23500

                                                                         PAGE: 7
AS OF:   JUNE 30, 2005             FORM 13F   SEC FILE # MICHAEL J PUZO\28-06165

                                                                                           ITEM 6:                     ITEM 8:
                                                                              ITEM 5:     INVESTMENT               VOTING AUTHORITY
                                                      ITEM 3:     ITEM 4:    SHARES OR    DISCRETION             -------------------
          ITEM 1:                     ITEM 2:          CUSIP    FAIR MARKET  PRINCIPAL  -------------   ITEM 7:   (A)     (B)    (C)
       NAME OF ISSUER             TITLE OF CLASS       NUMBER      VALUE       AMOUNT   (A)  (B)  (C)  MANAGERS  SOLE   SHARED  NONE
----------------------------  ---------------------  ---------  -----------  ---------  ---  ---  ---  --------  ----  -------  ----
STATE STREET CORP.            COMMON STOCK           857477103       506625      10500             xx                     1900
                                                                                                   xx     12              5600
                                                                                                   xx     32              3000

SUNCOR ENERGY INC.            COMMON STOCK           867229106       577304      12200             xx                      500
                                                                                                   xx     12               500
                                                                                                   xx     35             11200

SYMANTEC CORP.                COMMON STOCK           871503108       284794      13100             xx                     2800
                                                                                                   xx     35             10300

3 M COMPANY                   COMMON STOCK           88579Y101      2586099      35769             xx                    14225
                                                                                                   xx     12              2068
                                                                                                   xx     32             13376
                                                                                                   xx     35              6100

UNITED NATURAL FOODS INC.     COMMON STOCK           911163103       321922      10600             xx                     2100
                                                                                                   xx     12               100
                                                                                                   xx     35              8400

VERISIGN INC.                 COMMON STOCK           92343e102       445780      15500             xx                     2200
                                                                                                   xx     12               600
                                                                                                   xx     35             12700

AGGREGATE TOTAL:                                                 84,513,815